Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - Cash and Cash Equivalents [Member] ¥ in Thousands, $ in Thousands	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)
Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	¥ 49,427		¥ 38,659
RMB [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	28,962	$ 28,962	25,373	$ 25,373
Hong Kong dollars [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	10	11
US$ [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	¥ 20,455	$ 2,956	¥ 13,286	$ 1,851